Property and Equipment, Net (Schedule Of Property and Equipment, Net) (Details) (USD $)				12 Months Ended				12 Months Ended						12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Manufacturing equipment [Member]	Dec. 31, 2012 Manufacturing equipment [Member]	Dec. 31, 2013 Manufacturing equipment [Member] Maximum [Member]	Dec. 31, 2013 Manufacturing equipment [Member] Minimum [Member]	Dec. 31, 2013 Research equipment [Member]	Dec. 31, 2012 Research equipment [Member]	Dec. 31, 2013 Computer equipment [Member]	Dec. 31, 2012 Computer equipment [Member]	Dec. 31, 2013 Computer equipment [Member] Maximum [Member]	Dec. 31, 2013 Computer equipment [Member] Minimum [Member]	Dec. 31, 2013 Furniture and fixtures [Member]	Dec. 31, 2012 Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life				7 years	3 years			5 years	3 years	5 years				4 years	3 years	7 years
Property and equipment, gross		$ 734,000	$ 737,000			$ 599,000	$ 602,000			$ 37,000	$ 37,000	$ 59,000	$ 59,000			$ 39,000	$ 39,000
Less: accumulated depreciation		727,000	721,000
Property and equipment, net	$ 3,000	$ 7,000	$ 16,000